Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2012
Registrant Name	dei_EntityRegistrantName	CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0001527972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2012
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND (Prospectus Summary) | CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETOPX

CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND (Prospectus Summary) | CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Investment objective
The fund's investment objective is to seek long-term growth and preservation of capital with lower volatility of returns than emerging market equities.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND Share class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND Share class
Management fees		1.00%
Distribution and/or service (12b-1) fees		none
Other expenses	[1][2]	0.10%
Total annual fund operating expenses		1.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has agreed to reimburse the fund for a portion of other expenses so that other expenses do not exceed .10%. The adviser has agreed to reimburse any expenses over .10% through at least December 31, 2012, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND Share class	112	350

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
Principal investment strategies
The fund will invest primarily in common stocks, other equity securities and bonds of issuers: (1) from emerging market countries, (2) whose securities are principally traded in emerging market countries, or (3) that are deemed by the investment adviser to be suitable investments for the fund due to significant economic exposure (e.g. through assets, revenues, or profits) to emerging market countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully under
"Investment objective, strategies and risks."

In determining whether an issuer is from an emerging market country, the investment adviser will consider where the issuer is domiciled and the location of the issuer's principal place of business. The investment adviser will deem an issuer to have significant economic exposure to emerging markets countries if it has at least 50% of its assets in emerging market countries or derives, or in the opinion of the investment adviser is expected to derive, at least 50% of its total revenue or profit from goods or services produced in or sales made in emerging market countries.

In determining whether a country is an emerging market country, the fund's investment adviser will consider such factors as whether the country is generally considered to be an emerging market country by the international financial community, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

Countries that are currently considered by the fund's investment adviser to be emerging markets countries include, but are not limited to, Argentina, Brazil,
Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ghana, Hong Kong,
Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Malaysia,
Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar,
Romania, Russia, Saudi Arabia, Senegal, Slovakia, South Africa, South Korea, Sri
Lanka, Taiwan, Thailand, Turkey, United Arab Emirates, Uruguay, Venezuela,
Vietnam and Zambia.

The fund may invest without limitation in common stocks and bonds. The mix of common stocks and bonds held by the fund will depend on the investment adviser's assessment of market conditions and the asset mix it believes most appropriate to seek to achieve the fund's objective. The fund seeks to achieve its objective of preserving capital with lower volatility of returns than emerging market equities by allocating a portion of its assets to bonds and other debt securities of emerging market issuers.

The fund also invests in other equity securities including preferred stocks, convertible preferred stocks and convertible bonds. The fund invests in bonds and other debt securities with a range of maturities. The fund may invest in both investment grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser) and in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such lower quality securities are sometimes referred to as "junk bonds." The fund may invest in securities with the lowest rating by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser.

The investment adviser uses a system of multiple portfolio managers in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested. The mandate manager and the equity investment management group of the fund's investment adviser determine the portfolio managers for the fund and oversee the allocation of assets among the fund's managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks and other equity securities may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. These risks may be heightened in connection with investments in emerging market countries.

Investing in emerging market countries -- Investing in countries with emerging markets and/or economies may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to lower quality, higher yielding debt securities (rated Ba1 or below or
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." Junk bonds are considered speculative.

Thinly traded securities -- There may be little trading in the secondary market for particular securities, which may make them more difficult to value or sell.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2012
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND (Prospectus Summary) | CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek long-term growth and preservation of capital with lower volatility of returns than emerging market equities.
Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund will invest primarily in common stocks, other equity securities and bonds of issuers: (1) from emerging market countries, (2) whose securities are principally traded in emerging market countries, or (3) that are deemed by the investment adviser to be suitable investments for the fund due to significant economic exposure (e.g. through assets, revenues, or profits) to emerging market countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully under
"Investment objective, strategies and risks."

In determining whether an issuer is from an emerging market country, the investment adviser will consider where the issuer is domiciled and the location of the issuer's principal place of business. The investment adviser will deem an issuer to have significant economic exposure to emerging markets countries if it has at least 50% of its assets in emerging market countries or derives, or in the opinion of the investment adviser is expected to derive, at least 50% of its total revenue or profit from goods or services produced in or sales made in emerging market countries.

In determining whether a country is an emerging market country, the fund's investment adviser will consider such factors as whether the country is generally considered to be an emerging market country by the international financial community, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

Countries that are currently considered by the fund's investment adviser to be emerging markets countries include, but are not limited to, Argentina, Brazil,
Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ghana, Hong Kong,
Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Malaysia,
Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar,
Romania, Russia, Saudi Arabia, Senegal, Slovakia, South Africa, South Korea, Sri
Lanka, Taiwan, Thailand, Turkey, United Arab Emirates, Uruguay, Venezuela,
Vietnam and Zambia.

The fund may invest without limitation in common stocks and bonds. The mix of common stocks and bonds held by the fund will depend on the investment adviser's assessment of market conditions and the asset mix it believes most appropriate to seek to achieve the fund's objective. The fund seeks to achieve its objective of preserving capital with lower volatility of returns than emerging market equities by allocating a portion of its assets to bonds and other debt securities of emerging market issuers.

The fund also invests in other equity securities including preferred stocks, convertible preferred stocks and convertible bonds. The fund invests in bonds and other debt securities with a range of maturities. The fund may invest in both investment grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser) and in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such lower quality securities are sometimes referred to as "junk bonds." The fund may invest in securities with the lowest rating by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser.

The investment adviser uses a system of multiple portfolio managers in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested. The mandate manager and the equity investment management group of the fund's investment adviser determine the portfolio managers for the fund and oversee the allocation of assets among the fund's managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks and other equity securities may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. These risks may be heightened in connection with investments in emerging market countries.

Investing in emerging market countries -- Investing in countries with emerging markets and/or economies may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to lower quality, higher yielding debt securities (rated Ba1 or below or
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." Junk bonds are considered speculative.

Thinly traded securities -- There may be little trading in the secondary market for particular securities, which may make them more difficult to value or sell.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.
CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND (Prospectus Summary) | CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350

[1]	Based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser has agreed to reimburse the fund for a portion of other expenses so that other expenses do not exceed .10%. The adviser has agreed to reimburse any expenses over .10% through at least December 31, 2012, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.